CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 174		$ 183
Ordinary shares, par value | ₪ / shares		₪ 0.05		₪ 0.05
Ordinary shares, shares authorized	90,000,000		90,000,000
Ordinary shares, shares issued	60,641,047		59,284,860
Ordinary shares, shares outstanding	45,871,957		46,386,889
Treasury stock, ordinary shares	14,769,090		12,897,971